REGULATORY MATTERS (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capital
Total Capital (to Risk-Weighted Assets)	€ 5,139,827	€ 5,455,878	€ 5,392,548
Tier 1 Capital (to Risk-Weighted Assets)	3,212,392	3,409,922	3,370,343
Tier 1 Capital	(2,367,343)	8,958,703	7,590,412
Total Capital	€ (1,664,113)	€ 9,311,414	€ 7,590,412
Ratios
Tier I	(3.70%)	13.10%	11.30%
Total	(2.60%)	13.70%	11.30%
Capital Required For Capital Adequacy To Risk Weighted Assets	(8.00%)	8.00%	8.00%
Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	5.00%	5.00%	5.00%